Commitments and Contingencies- Schedule of Maturities of Financing Obligation (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 94
2024	94
2025	31
Total	$ 219